Share-based payments, $75 Exercise Price Options (Details)		12 Months Ended
	Sep. 14, 2021 shares $ / shares	Jun. 30, 2023 Tranche $ / shares
Share-based payments [Abstract]
Number of tranches | Tranche		3
$75 Exercise Price Options [Member]
Share-based payments [Abstract]
Exercise price (in dollars per share)		$ 75
Contractual exercise period		12 years
Number of tranches | Tranche		4
$75 Exercise Price Options [Member] | Entities Controlled by Daniel Roberts [Member]
Share-based payments [Abstract]
Number of share options granted (in shares) | shares	2,400,000
Exercise price (in dollars per share)		$ 75
$75 Exercise Price Options [Member] | Entities Controlled by William Roberts [Member]
Share-based payments [Abstract]
Number of share options granted (in shares) | shares	2,400,000
Exercise price (in dollars per share)		$ 75
$75 Exercise Price Options [Member] | Tranche One [Member]
Share-based payments [Abstract]
Number of trading days		20 days
Volume weighted average market price (in dollars per share)	$ 370
Number of share options expected to vest (in shares) | shares	600,000
$75 Exercise Price Options [Member] | Tranche Two [Member]
Share-based payments [Abstract]
Number of trading days		20 days
Volume weighted average market price (in dollars per share)	$ 650
Number of share options expected to vest (in shares) | shares	600,000
$75 Exercise Price Options [Member] | Tranche Three [Member]
Share-based payments [Abstract]
Number of trading days		20 days
Volume weighted average market price (in dollars per share)	$ 925
Number of share options expected to vest (in shares) | shares	600,000
$75 Exercise Price Options [Member] | Tranche Four [Member]
Share-based payments [Abstract]
Number of trading days		20 days
Volume weighted average market price (in dollars per share)	$ 1,850
Number of share options expected to vest (in shares) | shares	600,000